Related party transactions	12 Months Ended
Dec. 31, 2021
Related party transactions
Related party transactions
29.	Related party transactions

The following transactions were carried out with related parties:

29.1 Key management compensation

Key management are those persons who have the authority and responsibility for planning, directing and controlling the activities of the Group. During the financial periods reported in these combined financials statements, the Group was controlled by Komisium Group, which is where all decisions, control and key strategy choices were made. Therefore, the Group does not have any key management as a stand-alone entity.

29.	Related party transactions (continued)

The key management personnel of the Group have controlled and directed the operations of the Group as it was not managed separately. Payments to these personnel for the year 2020 were made by Sendross Group and during the year 2021 the payments were made by Abraserve Ltd and Novigroup Ltd as follows:

Position	Compensation
Chief Executive Officer	€23,520
Director of Technical Operations	€113,456
Chief Commercial Officer	€156,227

29.2	Directors’ remuneration

The remuneration of Directors and other members of key management was as follows:

	2021	2020
	€	€
Directors’ fees	149,670	37,309
	149,670	37,309

29.3  Disposal of financial assets

	2021	2020
	€	€
Komisium Ltd	276,330	—
	276,330	—

The investment held in Game Play Network Inc. was sold to the ultimate parent company of the Group Komisium Ltd for €276,330 which represents the initial cost of the investment.

29.4 Purchases of goods and services

			2021	2020
	Relationship	Nature of transactions	€	€
Logflex Limited	Common Owner/Shareholder	Market access revenue share	17,381,579	5,032,875
Streaming Upload MON. E.P.E.	Common Director	Marketing and Administrative	5,571,260	4,434,000
Frider Commercial Inc	Common Owner/Shareholder	Consultancy	1,635,834	415,150
Wise Panda Media Ltd	Common Owner/Shareholder	Marketing and Administrative	—	132,174
Pressbox S.A.	Key Management	Marketing and Administrative	160,289	—
Blu Moon Limited	Key Management	Marketing and Administrative	329,288	—
P. Trataris A. Filalithis OE / Anatropia	Common Director	Marketing and Administrative	40,000	—
Blue Fields Trading limited	Common Director	Marketing and Administrative	294,156	—
			25,412,406	10,014,199

Market access revenue share represents player acquisition services in relation to the white label agreement signed between Novigroup Ltd and Logflex Ltd and is included in Cost of Sales. This arrangement was terminated on August 4, 2021.

29.	Related party transactions (continued)

These are transactions originated from the ordinary course of business for working capital requirements and have no defined payment terms.

29.5	Receivables from related parties

		2021	2020	2019
Name	Relationship	€	€	€
Boflex Ltd	Common Owner/Shareholder	166,798	—	—
Boflex Ltd – impairment	Common Owner/Shareholder	(166,798)	—	—
Sendross Ltd	Common Owner/Shareholder	41,529	6,895,372	2,762,150
Logflex Ltd	Common Owner/Shareholder	4,586,308	3,121,917	—
Komisium Ltd	Ultimate parent company	1,200	—	1,200
Seflex Ltd	Common Owner/Shareholder	859	850	850
		4,629,896	10,018,139	2,764,200

29.6 Payables to related parties — current

		2021	2020	2019
Name	Relationship	€	€	€
Logflex Ltd	Common Owner/Shareholder	6,682,463	5,137,716	102,045
Gaming Synergies Ltd	Common Director	37,806	736,375	1,037,943
Sendross Ltd	Common Owner/Shareholder	—	2,143,305	2,143,305
Komisium Ltd	Ultimate parent company	4,030,825	—	—
Streaming Upload MON. E.P.E.	Common Director	88,920	—	—
Pressbox S.A.	Key Management	1,200	—	—
		10,841,214	8,017,396	3,283,293

On June 29, 2021 various novation agreements which were signed between Sendross Group, the Group and Komisium Ltd. Payables to Sendross Group (Sendross Ltd, Logflex Ltd and Gaming Synergies Ltd) in total of €43,217,521 have been partly settled by offsetting all amounts receivable by the Group from Sendross Group of €35,360,034. As a result, as at June 30, 2021 the Group has a net balance payable to Sendross Group of €7,856,287 which was then novated by Sendross Ltd to Komisium Ltd.

On December 31, 2021, the Group entered into two novation agreements:. (i) Novigroup Ltd novated its balance receivable from Logflex Ltd of £3,741,969/€4,450,064 to Logflex MT Holding Ltd and (ii) Novigroup Ltd novated its balance receivable from Komisium Ltd of £217,807.98/€259,024 to Logflex MT Holding Ltd.

29.	Related party transactions (continued)

29.7 Payables to related parties — non current

		2021	2020	2019
	Relationship	€	€	€
Logflex Ltd	Common Owner/Shareholder	4,000,000	—	—
Komisium Ltd	Ultimate parent company	3,000,000	—	—
		7,000,000	—	—

The non-current payables to related parties comprise balances for which the due date has been extended in order to support the liquidity position of the Group. The payables come due on August 26, 2023, subject to certain conditions in relation to the completion of the Business Combination Agreement with Artemis Strategic Investment Corporation.